MANAGED PORTFOLIO SERIES
(the “Trust”)

Smith Group Large Cap Core Growth Fund
Supplement dated March 25, 2020 to the
Prospectus for the Fund dated January 28, 2020

Effective immediately, the table under "Purchase by Wire" on page 12 of the Prospectus is hereby updated as follows:

Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Smith Group Large Cap Core Growth Fund
[Class of shares to be purchased]
[Shareholder Name/Account Registration]
[Shareholder Account Number]

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This supplement should be retained with your Prospectus for future reference.